Shares Issued for Equity Financing and Stock Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHARES ISSUED FOR EQUITY FINANCING AND STOCK COMPENSATION

11. SHARES ISSUED FOR EQUITY FINANCING AND STOCK COMPENSATION

Shares Issued for Equity Financing in 2021

On February 23, 2021, the Company entered into certain securities purchase agreements with several non-U.S. investors (the “Purchasers”), pursuant to which the Company agreed to sell to the Purchasers, an aggregate of up to 3,320,000 shares of common stock of the Company, at $11.522 per share, which is the five-day average closing price immediately prior to signing the Purchase Agreements. One of the purchasers is the Company’s CEO (also is the Company’s Chairman), he purchased 1,000,000 common shares of the Company. On March 11, 2021, the Company received approximately $38.25 million proceeds from the issuance of 3,320,000 shares under the securities purchase agreements, there anywhere no fees paid in connection with this financing. In April 2021, the Company’s CEO amended the number of shares that he would purchase from 1,000,000 shares to 940,000 shares; accordingly, total number of shares sold in this offering became 3,260,000 shares. The Company returned $691,320 extra proceeds that were received earlier to the Company’s CEO in April 2021. The stock certificates for these shares were issued in April 2021.

Warrants

Following is a summary of the activities of warrants that were issued from equity financing (post-reverse stock split) for the nine months ended September 30, 2021

	Number of Warrants	Average Exercise Price (post-reverse stock split price)	Weighted Average Remaining Contractual Term in Years
Outstanding at January 1, 2021	30,411	$14.0	3.21
Exercisable at January 1, 2021	30,411	$14.0	3.21
Granted	-	-	-
Exchanged	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at September 30, 2021	30,411	$14.0	2.46
Exercisable at September 30, 2021	30,411	$14.0	2.46

During the three months ended September 30, 2021, the Company issued 31,250 shares to a consulting company per the agreement entered on October 11, 2019. The fair value of 31,250 shares was $223,438.

13. SHARES ISSUED FOR EQUITY FINANCING AND STOCK COMPENSATION

Private Placement in February 2019

On February 13, 2019, CREG entered into a Securities Purchase Agreement (the “Agreement”) with Great Essential Investment, Ltd. a company incorporated in the British Virgin Islands (the “Purchaser”), pursuant to which the Company sold to the Purchaser in a private placement 1,600,000 shares (pre-reverse stock split) of the Company’s common stock, par value $0.001 per share, at $10.13 per share, for $1,620,800. The Company was required to file a registration statement for the registration of the Shares for their resale by the Purchaser within 100 days from the effective date of this Agreement. The Private Placement was completed pursuant to the exemption from registration provided by Regulation S promulgated under the Securities Act of 1933, as amended. The Company filed the registration statement on May 24, 2019, and was declared effective on June 4, 2019.

Registered Direct Offering and Private Placement in April 2019

On April 15, 2019, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain purchasers (the “Purchasers”), pursuant to which the Company offered to the Purchasers, in a registered direct offering, 2,359,272 shares (pre-reverse stock split) of common stock. The Shares were sold to the Purchasers at a negotiated purchase price of $0.80 per share, for gross proceeds to the Company of $1,887,417, before deducting $200,000 in placement agent fees and other estimated offering expenses payable by the Company.

In a concurrent private placement, the Company also issued to the each of the Purchasers a warrant to purchase 0.75 of a share of the Company’s Common Stock for each share purchased under the Purchase Agreement, or 1,769,454 warrants (pre-reverse stock split). The Warrants are exercisable beginning on the six month anniversary of the date of issuance at an exercise price of $0.9365 per share, and expire on the five and one-half year anniversary of the date of issuance.

H.C. Wainwright & Co., LLC acted as the Company’s exclusive placement agent in connection with the offerings under the Purchase Agreement and received cash fee of 7% of the gross proceeds received by the Company from the offerings (or $132,119), up to $75,000 for certain expenses, $10,000 for clearing expenses and warrants to purchase the Company’s Common Stock in an amount equal to 7% of our Shares sold to the Purchasers in the offerings, or 165,149 shares of Common Stock, on substantially the same terms as the Warrants, except that the Placement Agent Warrants have an initial exercise price of $1.00 per share, are exercisable commencing on the later of (i) six months of the issuance date or (ii) the date on which the Company increases the number of its authorized shares, and expire on April 15, 2024.

The warrants issued in this private placement were classified as equity instruments. The Company accounted for the warrants issued in the private placement based on the fair value method under ASC Topic 505, and the FV of the warrants was calculated using the Black-Scholes model under the following assumptions: estimated life of 5.5 years for Investor Warrants and 5 years for Placement Agent Warrants, volatility of 100%, risk-free interest rate of 2.41% and dividend yield of 0%. The FV of the warrants issued to investors at grant date was $855,246, and the FV of the warrants issued to the placement agent at grant date was $75,901.

On November 22, 2019, the Company entered into an Exchange Agreement (the “First Exchange Agreement”) with certain investors who had been party to that certain Securities Purchase Agreement dated October 29, 2018. Pursuant to the First Exchange Agreement, the Company and the October Investors agreed to exchange the outstanding warrant issued by the Company to the October Investors pursuant to the October Securities Purchase Agreement into shares of common stock of the Company, with an exchange ratio of 1 share of October Warrant Stock for 0.5 shares of common stock, according to the terms and conditions of the First Exchange Agreement.

On November 22, 2019, the Company entered into a Second Exchange Agreement (the “Second Exchange Agreement”) with certain investors who had been party to that certain Securities Purchase Agreement dated April 15, 2019 by and among the Company and such investors. Pursuant to the Second Exchange Agreement, the Company and the April Investors agreed to exchange the outstanding warrant issued by the Company to the April Investors pursuant to the April Securities Purchase Agreement into shares of common stock of the Company, with an exchange ratio of 1 share of April Warrant Stock for 0.6 shares of common stock, according to the terms and conditions of the Second Exchange Agreement.

The Company let the warrant holders exercised the 375,454 warrants (post-reverse stock split) into 205,421 common shares (post-reverse stock split) of the Company at a cashless exercise method. The fair value of these shares was the additional cost to the Company for the issuance of the shares under securities purchase agreements previously entered (described above). However, since the warrants were initially equity classified as they met the qualifications for equity classification under ASC 815-40, accordingly, the modification upon exercise of these warrants had no impact to the Company’s financial statements.

Following is a summary of the activities of warrants that were issued from equity financing (post-reverse stock split) for the years ended December 31, 2020 and 2019:

	Number of Warrants	Average Exercise Price (post-reverse stock split price)	Weighted Average Remaining Contractual Term in Years
Outstanding at January 1, 2019	212,404	$14.1	5.29
Exercisable at January 1, 2019	212,404	$14.1	5.29
Granted	193,460	9.5	5.25
Exchanged	(375,454)	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2019	30,411	14.0	4.21
Exercisable at December 31, 2019	30,411	14.0	4.21
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2020	30,411	$14.0	3.21
Exercisable at December 31, 2020	30,411	$14.0	3.21

Shares Issued for Stock Compensation

On March 16, 2020, the Company’s Board of Director agreed to issue 3,333 shares of the Company’s Common Stock (post-reverse stock split) to the Company’s law firm. The shares are earned in full and non-refundable as of March 9, 2020. The FV of these shares are $10,999 on March 9, 2020.

Shares Issued for Equity Financing

On August 24, 2020 and September 28, 2020, the Company entered into Securities Purchase Agreements with the purchaser and offered and sold to such purchaser 265,250 shares of Common Stock at negotiated purchase prices (132,000 shares at $2.15 per share and 133,250 shares at $2.34 per share) without reference to the market price and received the net proceeds was $497,187 after deducting the placement agent commission and certain expenses.  These 265,250 shares were offered and sold in a registered public offering pursuant to the prospectus supplement dated August 24, 2020, and the original prospectus contained in an effective shelf registration statement on Form S-3 (the “Registration Statement”), which was originally filed with the Securities and Exchange Commission on December 1, 2017, and was declared effective on December 8, 2017 (File No. 333-221868).